Newday Ocean Health ETF

Schedule of Investments at February 28, 2023 (Unaudited)

Common Stocks - 99.8%	Shares	Value
Apparel - 1.1%
Nike, Inc. - Class B	138	$16,393

Auto Manufacturers - 1.6%
Tesla, Inc. (1)	110	22,628

Banks - 4.3%
Comerica, Inc.	173	12,127
First Bancorp	2,041	29,615
JPMorgan Chase & Co.	133	19,066
		60,808
Biotechnology - 3.9%
Amgen, Inc.	117	27,104
Regeneron Pharmaceuticals, Inc. (1)	37	28,136
		55,240
Building Materials - 1.0%
West Fraser Timber Co. Ltd.	187	14,036

Chemicals - 4.6%
Air Products and Chemicals, Inc.	57	16,301
Linde PLC	41	14,283
Minerals Technologies, Inc.	252	15,309
Sociedad Quimica y Minera de Chile SA - ADR	217	19,259
		65,152
Commercial Services - 1.9%
Stride, Inc. (1)	653	27,733

Computers - 13.3%
Accenture PLC - Class A	126	33,459
Apple, Inc.	458	67,514
Dell Technologies, Inc. - Class C	385	15,646
Genpact Ltd.	575	27,445
HP, Inc.	1,549	45,727
		189,791
Cosmetics & Personal Care - 3.3%
Colgate-Palmolive Co.	151	11,068
The Procter & Gamble Co.	97	13,344
Unilever PLC - ADR	467	23,317
		47,729
Diversified Financial Services - 3.2%
Raymond James Financial, Inc.	419	45,445

Electrical Components & Equipment - 1.1%
Emerson Electric Co.	187	15,467

Electronics - 3.3%
Agilent Technologies, Inc.	224	31,801
Garmin Ltd.	162	15,897
		47,698
Engineering & Construction - 2.0%
Jacobs Solutions, Inc.	235	28,082

Environmental Control - 9.9%
Clean Harbors, Inc. (1)	248	32,753
Hitachi Zosen Corp.	5,860	38,933
Republic Services, Inc.	107	13,796
Tetra Tech, Inc.	317	43,394
Waste Management, Inc.	89	13,329
		142,205
Food - 5.5%
Austevoll Seafood ASA	3,325	28,601
The Hershey Co.	120	28,598
Ingles Markets, Inc. - Class A	237	21,188
		78,387
Healthcare - Products - 8.0%
Abbott Laboratories	127	12,919
QIAGEN NV (1)	799	36,714
Thermo Fisher Scientific, Inc.	65	35,214
Waters Corp. (1)	97	30,156
		115,003
Healthcare - Services - 1.3%
Elevance Health, Inc.	41	19,256

Insurance - 1.2%
MetLife, Inc.	248	17,789

Internet - 5.4%
Alphabet, Inc. - Class A (1)	490	44,247
Amazon.com, Inc. (1)	351	33,075
		77,322
Machinery - Diversified - 2.6%
Xylem, Inc.	367	37,673

Packaging & Containers - 2.7%
Ball Corp.	684	38,448

Pharmaceuticals - 2.1%
AmerisourceBergen Corp.	189	29,401

Real Estate Investment Trusts (REITs) - 1.0%
Weyerhaeuser Co.	458	14,312

Retail - 4.6%
Best Buy Co., Inc.	258	21,442
The Home Depot, Inc.	50	14,827
Target Corp.	176	29,656
		65,925
Software - 7.5%
Adobe, Inc. (1)	79	25,592
Microsoft Corp.	190	47,390
Oracle Corp.	385	33,649
		106,631
Telecommunications - 1.1%
Cisco Systems, Inc.	317	15,349

Transportation - 0.9%
Norfolk Southern Corp.	60	13,489

Water - 1.4%
American Water Works Co., Inc.	144	20,215

Total Common Stocks
(Cost $1,430,007)		1,427,607

Short Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund, Class X, 4.370% (2)	1,550	1,550
Total Short Term Investments
(Cost $1,550)		1,550

Total Investments in Securities - 99.9%
(Cost $1,431,557)		1,429,157
Other Assets in Excess of Liabilities - 0.1%		977
Total Net Assets - 100.0%		$1,430,134

ADR	American Depositary Receipt.
(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of February 28, 2023.

Summary of Fair Value Exposure at February 28, 2023 (Unaudited)

The Newday Ocean Health ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2023

Investments in Securities	Level 1	Level 2	Level 3	Total
Short-Term Investments	1,550	–	–	1,550
Total Investments in Securities	$1,429,157	$–	$–	$1,429,157

(1) See Schedule of Investments for the industry breakout.